SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					03/31/12
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 04/27/12

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	40
Form 13F Information Table Value Total:	$1,420,044
List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/     sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amt     prn call dscretnMgrs  Sole    SharedNone

AMERICAN EXPRESS CO     COM    025816109          40428      698729SH       sole           697759         970
BARD, C R INC           COM    067383109          38494      389934SH       sole           389424         510
BARRICK GOLD CORP COM   COM    067901108          44074     1013664SH       sole          1012334        1330
BAXTER INTL INC         COM    071813109          37281      623629SH       sole           622744         885
CHEVRON CORP NEW COM    COM    166764100          34175      318763SH       sole           318358         405
CHUBB CORP              COM    171232101          36761      531924SH       sole           531219         705
CISCO SYS INC COM       COM    17275R102          49767     2353067SH       sole          2350057        3010
CONOCOPHILLIPS COM      COM    20825C104          34778      457542SH       sole           456947         595
CVS CORP COM            COM    126650100          32667      729167SH       sole           728102        1065
DELL INC COM            COM    24702R101          35114     2115911SH       sole          2113096        2815
DR PEPPER SNAPPLE GROUP COM    26138E109          43068     1071065SH       sole          1069635        1430
EBAY INC COM            COM    278642103          23512      637181SH       sole           636291         890
EXXON MOBIL CORP COM    COM    30231G102          51790      597140SH       sole           596390         750
GLAXOSMITHKLINE PLC SPONCOM    37733W105          27992      623285SH       sole           622425         860
GOOGLE INC CL A         COM    38259P508          46328       72247SH       sole            72155          92
ISHARES TR RUSL 3000 VALCOM    464287663           2460       26795SH       sole            26795           0
JOHNSON & JOHNSON       COM    478160104          42186      639570SH       sole           638715         855
MARKET VECTORS ETF TR GOCOM    57060U100            618       12475SH       sole            12475           0
MEDTRONIC INC COM       COM    585055106          49697     1268101SH       sole          1266431        1670
MICROSOFT               COM    594918104          70338     2180682SH       sole          2177842        2840
MOLSON COORS BREWING CO COM    60871R209          62266     1376050SH       sole          1374205        1845
NEWMONT MNG CORP        COM    651639106          29293      571353SH       sole           570603         750
NORTHROP GRUMMAN CORP COCOM    666807102          36958      605075SH       sole           604285         790
PEPSICO INC             COM    713448108          57304      863659SH       sole           862514        1145
PNC FINANCIAL CORP      COM    693475105          44475      689639SH       sole           688754         885
PROCTER & GAMBLE COMPANYCOM    742718109          40670      605115SH       sole           604400         715
PROSHARES TR SHRT 20+YR COM    74347X146            689       20745SH       sole            20745           0
SCHWAB CHARLES CORP NEW COM    808513105          47242     3287559SH       sole          3283139        4420
SIGMA ALDRICH CORP COM  COM    826552101          22440      307144SH       sole           306724         420
SPDR GOLD TRUST GOLD SHSCOM    78463V107            355        2190SH       sole             2190           0
STAPLES INC COM         COM    855030102          30106     1859522SH       sole          1857057        2465
SUNTRUST BKS INC COM    COM    867914103          20588      851802SH       sole           850872         930
TARGET CORP COM         COM    87612E106          57248      982456SH       sole           981141        1315
TORCHMARK CORP COM      COM    891027104          24304      487541SH       sole           486890         651
TRAVELERS COMPANIES INC COM    89417E109          27858      470572SH       sole           469982         590
UNILEVER NV N Y SHS NEW COM    904784709          31910      937712SH       sole           936532        1180
US BANCORP DEL COM NEW  COM    902973304          36417     1149527SH       sole          1148122        1405
VANGUARD MORTG-BACK SEC COM    92206C771            477        9205SH       sole             9205           0
WAL MART STORES INC     COM    931142103          59247      968094SH       sole           966844        1250
WELLS FARGO & CO NEW COMCOM    949746101          48669     1425560SH       sole          1423600        1960
                                             1,420,044